Annual Operating Expenses {- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-13 - Fidelity China Region Fund	Dec. 30, 2020
Fidelity Advisor China Region Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual operating expenses	1.24%
Fidelity Advisor China Region Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.38%
Total annual operating expenses	1.56%
Fidelity Advisor China Region Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.98%
Fidelity Advisor China Region Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.95%
Fidelity Advisor China Region Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.81%